Greenspring Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 85.0%	Par	Value
COMMUNICATIONS - 2.1%
Cable & Satellite - 0.4%
CCO Holdings LLC
5.50%, 05/01/2026 (a)	$600,000	$594,603
5.13%, 05/01/2027 (a)	554,000	532,370
		1,126,973

Media & Entertainment - 1.3%
Belo Corp., 7.75%, 06/01/2027	920,000	945,028
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	2,484,000	2,361,706
TEGNA, Inc., 4.63%, 03/15/2028	404,000	365,541
		3,672,275

Transportation - 0.4%
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	1,078,000	1,088,541
TOTAL COMMUNICATIONS		5,887,789

CONSUMER DISCRETIONARY - 25.9%
Apparel & Textiles - 0.5%
Tapestry, Inc., 7.70%, 11/27/2030	1,306,000	1,365,105

Auto Components - 2.2%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	1,138,000	1,107,711
7.00%, 04/15/2028 (a)	1,600,000	1,639,057
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (a)	2,045,000	2,042,512
Dana, Inc., 5.63%, 06/15/2028	100,000	97,121
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025	1,166,000	1,168,191
		6,054,592

Automobiles - 0.7%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025 (a)	1,812,000	1,823,142

Automobiles Wholesalers - 0.6%
KAR Auction Services, Inc., 5.13%, 06/01/2025 (a)	1,768,000	1,745,120

Building Products - 1.8%
Griffon Corp., 5.75%, 03/01/2028	3,112,000	3,005,519
JELD-WEN, Inc., 4.63%, 12/15/2025 (a)	1,919,000	1,891,164
		4,896,683

Casinos & Gaming - 1.4%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	650,933
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	1,655,000	1,689,775
International Game Technology PLC, 6.50%, 02/15/2025 (a)	1,500,000	1,501,751
		3,842,459

Chemicals - 0.1%
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	250,000	246,884

Commercial Services & Supplies - 4.9%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	3,571,000	3,664,753
Cimpress PLC, 7.00%, 06/15/2026	4,078,000	4,078,999
GEO Group, Inc., 8.63%, 04/15/2029 (a)	2,500,000	2,562,715
Matthews International Corp., 5.25%, 12/01/2025 (a)	3,409,000	3,326,226
		13,632,693

Consumer Services - 3.2%
APX Group, Inc., 6.75%, 02/15/2027 (a)	3,900,000	3,893,970
Graham Holdings Co., 5.75%, 06/01/2026 (a)	1,935,000	1,921,797
Prime Security Services Borrower LLC, 6.25%, 01/15/2028 (a)	2,979,000	2,938,538
		8,754,305

Engineering & Construction - 1.0%
Williams Scotsman, Inc., 6.13%, 06/15/2025 (a)	2,800,000	2,798,572

Homebuilding - 0.5%
Century Communities, Inc., 6.75%, 06/01/2027	1,499,000	1,508,546

Household Durables - 0.6%
Newell Brands, Inc.
4.88%, 06/01/2025	950,000	937,044
5.70%, 04/01/2026	500,000	494,292
6.38%, 09/15/2027	250,000	247,318
		1,678,654

Leisure - 1.8%
Cedar Fair LP
5.38%, 04/15/2027	750,000	743,935
6.50%, 10/01/2028	335,000	337,015
Life Time, Inc., 5.75%, 01/15/2026 (a)	3,088,000	3,076,493
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	750,000	754,161
		4,911,604

Leisure Products - 0.5%
Viking Cruises Ltd., 6.25%, 05/15/2025 (a)	1,500,000	1,499,849

Lodging - 2.5%
Arrow Bidco LLC, 10.75%, 06/15/2025 (a)	2,555,000	2,596,601
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	375,000	374,683
Hilton Worldwide Finance LLC, 4.88%, 04/01/2027	125,000	123,115
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	2,592,000	2,448,316
Travel + Leisure Co., 6.63%, 07/31/2026 (a)	1,300,000	1,310,635
		6,853,350

Restaurants - 1.9%
Brinker International, Inc., 5.00%, 10/01/2024 (a)	1,887,000	1,882,713
Dave & Buster's, Inc., 7.63%, 11/01/2025 (a)	2,245,000	2,257,911
New Red Finance, Inc., 5.75%, 04/15/2025 (a)	1,000,000	997,154
		5,137,778

Retail - 1.7%
Academy Ltd., 6.00%, 11/15/2027 (a)	2,594,000	2,556,700
NMG Holding Co., Inc., 7.13%, 04/01/2026 (a)	2,100,000	2,076,551
		4,633,251
TOTAL CONSUMER DISCRETIONARY		71,382,587

CONSUMER STAPLES - 1.6%
Food & Beverage - 0.2%
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	518,000	507,857

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc.
7.50%, 03/15/2026 (a)	700,000	710,356
5.88%, 02/15/2028 (a)	808,000	799,252
		1,509,608

Household & Personal Products - 0.8%
Coty, Inc., 5.00%, 04/15/2026 (a)	2,274,000	2,245,758
TOTAL CONSUMER STAPLES		4,263,223

ENERGY - 7.1%
Energy Equipment & Services - 1.8%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	1,516,000	1,523,307
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	250,000	256,468
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	3,238,000	3,239,959
		5,019,734

Energy Midstream - 2.9%
Delek Logistics Partners LP, 7.13%, 06/01/2028 (a)	895,000	884,575
Genesis Energy LP
8.00%, 01/15/2027	1,599,000	1,636,311
7.75%, 02/01/2028	1,426,000	1,442,302
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	1,279,000	1,242,567
6.50%, 09/30/2026 (a)	1,425,000	1,312,136
Targa Resources Partners LP, 6.50%, 07/15/2027	1,432,000	1,443,187
		7,961,078

Exploration & Production - 2.4%
Chesapeake Energy Corp., 5.50%, 02/01/2026 (a)	1,044,000	1,035,348
Permian Resources Operating LLC, 5.38%, 01/15/2026 (a)	1,910,000	1,891,842
SM Energy Co.
5.63%, 06/01/2025	1,010,000	1,006,349
6.75%, 09/15/2026	1,614,000	1,615,827
Talos Production, Inc., 9.00%, 02/01/2029 (a)	1,000,000	1,050,339
		6,599,705
TOTAL ENERGY		19,580,517

FINANCIALS - 12.7%
Consumer Finance - 4.2%
Credit Acceptance Corp.
6.63%, 03/15/2026	2,876,000	2,874,557
9.25%, 12/15/2028 (a)	1,087,000	1,150,220
OneMain Finance Corp., 9.00%, 01/15/2029	1,822,000	1,923,972
PRA Group, Inc.
7.38%, 09/01/2025 (a)	2,755,000	2,761,163
8.38%, 02/01/2028 (a)	2,900,000	2,892,310
		11,602,222

Insurance - 1.0%
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	2,857,000	2,661,767

Investment Banking & Brokerage - 2.5%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	1,152,000	1,195,548
Aretec Group, Inc., 7.50%, 04/01/2029 (a)	3,635,000	3,507,148
Osaic Holdings, Inc., 10.75%, 08/01/2027 (a)	2,000,000	2,060,790
		6,763,486

Mortgage REITs - 1.4%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (a)	2,375,000	2,345,287
4.75%, 03/15/2025	1,584,000	1,565,466
		3,910,753

Real Eastate Investment Trust - 0.7%
RHP Hotel Properties LP, 7.25%, 07/15/2028 (a)	1,250,000	1,293,564
SBA Communications Corp., 3.88%, 02/15/2027	696,000	663,969
		1,957,533

Real Estate Investment Trust - 0.7%
Iron Mountain, Inc., 4.88%, 09/15/2027 (a)	1,913,000	1,856,513

Specialty Finance - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	3,335,000	3,227,374
9.25%, 07/01/2031 (a)	250,000	263,435
		3,490,809

Specialty Insurance - 0.9%
Radian Group, Inc.
4.50%, 10/01/2024	2,091,000	2,082,560
4.88%, 03/15/2027	517,000	506,188
		2,588,748
TOTAL FINANCIALS		34,831,831

HEALTH CARE - 5.8%
Healthcare Equipment & Supplies - 1.5%
Owens & Minor, Inc.
4.38%, 12/15/2024	2,385,000	2,371,877
4.50%, 03/31/2029 (a)	1,500,000	1,294,959
Teleflex, Inc., 4.63%, 11/15/2027	550,000	531,619
		4,198,455

Healthcare Providers & Services - 3.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	1,660,000	1,625,469
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	3,122,000	2,983,832
Encompass Health Corp., 5.75%, 09/15/2025	1,409,000	1,405,842
Select Medical Corp., 6.25%, 08/15/2026 (a)	3,494,000	3,514,077
		9,529,220

Life Sciences Tools & Services - 0.8%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	1,000,000	952,469
IQVIA, Inc., 5.00%, 10/15/2026 (a)	1,395,000	1,369,908
		2,322,377
TOTAL HEALTH CARE		16,050,052

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	250,000	255,073
Bombardier, Inc., 7.88%, 04/15/2027 (a)	4,942,000	4,957,666
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,477,000	1,437,115
TransDigm, Inc., 5.50%, 11/15/2027	2,000,000	1,965,637
		8,615,491

Commercial Services & Supplies - 0.5%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028 (a)	1,432,000	1,459,626

Engineering & Construction - 1.8%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	2,949,000	2,788,412
Pike Corp., 5.50%, 09/01/2028 (a)	2,200,000	2,113,967
		4,902,379

Environmental Services - 0.6%
Clean Harbors, Inc., 4.88%, 07/15/2027 (a)	900,000	872,251
GFL Environmental, Inc., 5.13%, 12/15/2026 (a)	750,000	743,419
		1,615,670

Machinery - 2.7%
Enpro, Inc., 5.75%, 10/15/2026	3,256,000	3,213,749
Gates Corp., 6.88%, 07/01/2029 (a)	500,000	509,345
Titan International, Inc., 7.00%, 04/30/2028	3,329,000	3,204,675
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	500,000	517,915
		7,445,684

Metals & Mining - 0.4%
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (a)	1,500,000	1,107,473

Trading Companies & Distributors - 0.8%
Herc Holdings, Inc., 5.50%, 07/15/2027 (a)	1,639,000	1,614,629
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	650,000	662,320
		2,276,949

Transportation - 0.5%
RXO, Inc., 7.50%, 11/15/2027 (a)	350,000	359,928
XPO, Inc., 6.25%, 06/01/2028 (a)	1,000,000	1,004,875
		1,364,803
TOTAL INDUSTRIALS		28,788,075

MATERIALS - 9.0%
Building Products - 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	1,624,000	1,589,768

Chemicals - 3.6%
Avient Corp., 5.75%, 05/15/2025 (a)	2,315,000	2,310,768
Axalta Coating Systems LLC, 4.75%, 06/15/2027 (a)	1,300,000	1,265,219
Celanese US Holdings LLC, 5.90%, 07/05/2024	1,000,000	999,952
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,850,454
Methanex Corp., 4.25%, 12/01/2024	2,148,000	2,134,182
Minerals Technologies, Inc., 5.00%, 07/01/2028 (a)	1,356,000	1,288,647
		9,849,222

Construction Materials - 1.0%
Summit Materials LLC, 6.50%, 03/15/2027 (a)	2,647,000	2,654,741

Metals & Mining - 1.4%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	2,500,000	2,437,262
Allegheny Ludlum LLC, 6.95%, 12/15/2025	1,077,000	1,094,342
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027	500,000	496,951
		4,028,555

Packaging & Containers - 2.4%
Berry Global, Inc.
4.50%, 02/15/2026 (a)	785,000	768,920
4.88%, 07/15/2026 (a)	315,000	309,577
Crown Americas LLC, 4.75%, 02/01/2026	350,000	344,300
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	500,000	517,224
Graphic Packaging International LLC, 4.13%, 08/15/2024	1,043,000	1,042,487
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)	1,780,000	1,817,809
Pactiv Evergreen Group Issuer, Inc., 4.00%, 10/15/2027 (a)	250,000	234,392
Pactiv LLC
7.95%, 12/15/2025	1,515,000	1,564,026
8.38%, 04/15/2027	125,000	130,883
		6,729,618
TOTAL MATERIALS		24,851,904

TECHNOLOGY - 8.0%
Information Technology Services - 1.6%
KBR, Inc., 4.75%, 09/30/2028 (a)	4,518,000	4,221,642

Professional Services - 1.1%
Camelot Finance SA, 4.50%, 11/01/2026 (a)	3,200,000	3,097,383

Semiconductors - 0.9%
Qorvo, Inc., 1.75%, 12/15/2024	2,427,000	2,379,730

Software & Services - 4.3%
ACI Worldwide, Inc., 5.75%, 08/15/2026 (a)	2,456,000	2,445,329
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	2,999,000	2,928,329
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	989,000	983,770
6.75%, 09/30/2027 (a)	1,260,000	1,277,082
Open Text Corp., 3.88%, 02/15/2028 (a)	1,850,000	1,714,209
PTC, Inc., 3.63%, 02/15/2025 (a)	500,000	494,603
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	1,913,000	1,945,934
		11,789,256

Technology Hardware & Equipment - 0.1%
CDW LLC
4.13%, 05/01/2025	253,000	249,040
4.25%, 04/01/2028	125,000	119,480
		368,520
TOTAL TECHNOLOGY		21,856,531

UTILITIES - 2.3%
Utilities - 2.3%
NextEra Energy Operating Partners LP, 4.25%, 07/15/2024 (a)	981,000	980,382
NRG Energy, Inc., 6.63%, 01/15/2027	2,151,000	2,148,280
Vistra Operations Co. LLC
3.55%, 07/15/2024 (a)	1,330,000	1,328,472
5.50%, 09/01/2026 (a)	752,000	742,112
5.63%, 02/15/2027 (a)	1,250,000	1,229,945
		6,429,191
TOTAL UTILITIES		6,429,191
TOTAL CORPORATE BONDS (Cost $232,603,062)		233,921,700

CONVERTIBLE BONDS - 2.4%	Par	Value
HEALTH CARE - 0.2%
Healthcare Equipment & Supplies - 0.2%
Haemonetics Corp., 0.00%, 03/01/2026 (b)	510,000	459,765

TECHNOLOGY - 0.9%
Software & Services - 0.9%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026 (b)	3,000,000	2,533,125

UTILITIES - 1.3%
Utilites - 1.3%
NextEra Energy Partners LP, 0.00%, 11/15/2025 (a)(b)	4,125,000	3,740,344
TOTAL CONVERTIBLE BONDS (Cost $6,738,790)		6,733,234

PREFERRED STOCKS - 1.2%	Shares	Value
INDUSTRIALS - 1.2%
Trading Companies & Distributors - 1.2%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	130,857	3,393,122
TOTAL PREFERRED STOCKS (Cost $3,380,795)		3,393,122

SHORT-TERM INVESTMENTS - 12.5%
Money Market Funds - 12.5%	Shares
Money Market Fund — 12.50%
First American Government Obligations Fund - Class X, 5.23% (c)	10,827,229	10,827,229
First American Treasury Obligations Fund - Class X, 5.20% (c)	10,827,229	10,827,229
Invesco Government & Agency Portfolio - Class Institutional, 5.24% (c)	1,832,024	1,832,024
Invesco Treasury Portfolio - Class Institutional, 5.22% (c)	10,827,229	10,827,229
TOTAL SHORT-TERM INVESTMENTS (Cost $34,313,711)		34,313,711

TOTAL INVESTMENTS - 101.1% (Cost $277,036,358)		278,361,767
Liabilities in Excess of Other Assets - (1.1)%		(3,153,613)
TOTAL NET ASSETS - 100.0%		$275,208,154

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $174,373,724 or 63.4% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Greenspring Income Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$233,921,700	$–	$233,921,700
Convertible Bonds	–	6,733,234	–	6,733,234
Preferred Stocks	3,393,122	–	–	3,393,122
Money Market Funds	34,313,711	–	–	34,313,711
Total Investments	$37,706,833	$240,654,934	$–	$278,361,767

Refer to the Schedule of Investments for further disaggregation of investment categories.